Intangible assets, net	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 4 – Intangible assets, net

Intangible assets, net, consisted of the following:

As of
January 31, 2026
(Unaudited) US$
Intangible assets	$20,046,290
Accumulated amortization	(13,364,193)
Intangible assets, net	$6,682,097

Amortization expense was $1,002,314 and $3,006,943 for the three months and nine months periods ended January 31, 2026.

Estimated future amortization expense is as follows:

Amortization
For the year ending April 30,	expense
For the remaining fiscal year of 2026	$1,002,315
2027	4,009,258
2028	1,670,524
Total	$6,682,097

Note 4 – Intangible assets, net

Intangible assets, net, consisted of the following:

	As of	As of
	April 30,	April 30,
	2025	2024
Intangible assets	$20,046,290	$20,046,290
Accumulated amortization	(10,357,250)	(6,347,992)
Intangible assets, net	$9,689,040	$13,698,298

Amortization expense was $4,009,258 and $4,009,258 for the years ended April 30, 2025 and 2024, respectively.

Estimated future amortization expense is as follows:

Amortization
For the year ending April 30,	expense
2026	$4,009,258
2027	4,009,258
2028	1,670,524
Total	$9,689,040